Subsequent events (Details)					12 Months Ended
	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 28, 2024 $ / shares shares	Dec. 28, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent events
Repurchase of ordinary shares (Note 11) (in shares)						578,304
Cash consideration | ¥					¥ 108,967,252	¥ 107,151,908
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001
2023 share repurchase program
Subsequent events
Cash consideration | $				$ 20,000,000
Common Stock
Subsequent events
Repurchase of ordinary shares (Note 11) (in shares)						578,304
Subsequent event
Subsequent events
Ordinary shares, par value | $ / shares			$ 0.0001
Subsequent event | 2023 share repurchase program
Subsequent events
Repurchase of ordinary shares (Note 11) (in shares)	342,091	342,091
Cash consideration	¥ 19,612,997	$ 2,762,433
Subsequent event | Common Stock
Subsequent events
Shares issued			1
Subsequent event | ADS
Subsequent events
Shares issued			10
Reverse stock split			0.1